Other Payables and Accrued Liabilities	6 Months Ended
Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 15 — Other payables and accrued liabilities

	September 30,	March 31,
	2025	2025
	(Unaudited)
Accrued payroll and welfare	$1,418,142	$127,473
Accrued expenses (i)	1,679,486	408,370
Other payables (ii)	4,298,413	1,666,948
Refund liability (iv)	485,304	-
Investment payable (iii)	-	2,500,000
Total accrued expenses and other liabilities	$7,881,345	$4,702,791

(i)	The balance of accrued expenses represented accrued professional fee, lender fee and other miscellaneous fee.

(ii)

The balance of other payables mainly consists of advances from suppliers for support of future programs related to Ban Leong’s operation. In addition, the balance of other payables consist of the deposit received from a third party as co-publisher’s minimum guarantee in game development for game publishing operations. Such balance is recoupable by third parties upon certain minimum sales targets of the games achieved after the game’s launch.

(iii)	The balance of investment payable relates to the Company’s investment in Nekcom, and consists of $2,500,000 in cash consideration, which the Company has paid during the six months ended September 30, 2025.

(iv)	The balance of refund liability primarily represents amounts recognized in connection with the Company’s product return arrangements and reflects the estimated recovery of inventory expected to be returned by customers.